[Transamerica Financial Life Insurance Company Letterhead]

July 7, 2005

Securities and Exchange Commission

Filing Desk

450 Fifth Street, N.W.

Washington, D. C. 20549

RE:	TFLIC Separate Account VNY
Advisor’s Edge NY Variable Annuity (333-122235)
Certification Pursuant to Rule 497(j) under the Securities Act of 1933

Dear Sir or Madam:

On behalf of the above-captioned registrant, I hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the form of the prospectus and statement of additional information dated July 1, 2005, that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in the most recently filed amendment to the above-captioned registration statement. The text of the registrant’s most recent post-effective amendment was filed electronically via EDGAR.

If you have any questions regarding this certification, please call the undersigned at (319) 297-8330.

TFLIC SEPARATE ACCOUNT VNY

By:	Transamerica Financial Life Insurance Company

/s/ Darin D. Smith
Darin D. Smith
General Counsel
Annuity Products & Services